Fair Value Of Assets And Liabilities	12 Months Ended
Dec. 31, 2011
Fair Value Of Assets And Liabilities [Abstract]
Fair Value Of Assets and Liabilities

(23) Fair Value of Assets and Liabilities

The Company measures, monitors and discloses certain of its assets and liabilities on a fair value basis. These financial assets and financial liabilities are measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the observability of the assumptions used to determine fair value. These levels are:

•	Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

•

Level 2 — inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•

Level 3 — significant unobservable inputs that reflect the Company's own assumptions that market participants would use in pricing the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

A financial instrument's categorization within the above valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the assets or liabilities. Following is a description of the valuation methodologies used for the Company's assets and liabilities measured at fair value on a recurring basis.

Available-for-sale and trading account securities — Fair values for available-for-sale and trading securities are typically based on prices obtained from independent pricing vendors. Securities measured with these valuation techniques are generally classified as Level 2 of the fair value hierarchy. Typically, standard inputs such as benchmark yields, reported trades for similar securities, issuer spreads, benchmark securities, bids, offers and reference data including market research publications are used to fair value a security. When these inputs are not available, broker/dealer quotes may be obtained by the vendor to determine the fair value of the security. We review the vendor's pricing methodologies to determine if observable market information is being used, versus unobservable inputs. Fair value measurements using significant inputs that are unobservable in the market due to limited activity or a less liquid market are classified as Level 3 in the fair value hierarchy. Such measurements include securities valued using internal valuation techniques where the unobservable inputs are significant to the overall fair value measurement.

Mortgage loans held-for-sale — Mortgage loans originated by Wintrust Mortgage are carried at fair value. The fair value of mortgage loans held-for-sale is determined by reference to investor price sheets for loan products with similar characteristics.

Mortgage servicing rights — Fair value for mortgage servicing rights is determined utilizing a third party valuation model which stratifies the servicing rights into pools based on product type and interest rate. The fair value of each servicing rights pool is calculated based on the present value of estimated future cash flows using a discount rate commensurate with the risk associated with that pool, given current market conditions. Estimates of fair value include assumptions about prepayment speeds, interest rates and other factors which are subject to change over time.

Derivative instruments — The Company's derivative instruments include interest rate swaps and caps, commitments to fund mortgages for sale into the secondary market (interest rate locks) and forward commitments to end investors for the sale of mortgage loans. Interest rate swaps are valued by a third party, using models that primarily use market observable inputs, such as yield curves, and are validated by comparison with valuations provided by the respective counterparties. The fair value for mortgage derivatives is based on changes in mortgage rates from the date of the commitments.

Nonqualified deferred compensation assets — The underlying assets relating to the nonqualified deferred compensation plan are included in a trust and primarily consist of non-exchange traded institutional funds which are priced based by an independent third party service.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis for the periods presented:

	December 31, 2011
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Available-for-sale securities
U.S. Treasury	$16,173	$—	$16,173	$—
U.S. Government agencies	765,916	—	765,916	—
Municipal	60,098	—	35,887	24,211
Corporate notes and other	169,936	—	169,936	—
Mortgage-backed	248,551	—	248,551	—
Equity securities	31,123	—	12,152	18,971
Trading account securities	2,490	—	2,490	—
Mortgage loans held-for-sale	306,838	—	306,838	—
Mortgage servicing rights	6,700	—	—	6,700
Nonqualified deferred compensations assets	4,299	—	4,299	—
Derivative assets	38,607	—	38,607	—

Total	$1,650,731	$—	$1,600,849	$49,882

Derivative liabilities	$50,081	$—	$50,081	$—

	December 31, 2010
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Available-for-sale securities
U.S. Treasury	$96,097	$—	$96,097	$—
U.S. Government agencies	884,055	—	884,055	—
Municipal	52,303	—	35,887	16,416
Corporate notes and other	261,915	—	252,074	9,841
Mortgage-backed	161,681	—	159,221	2,460
Equity securities	40,251	—	11,579	28,672
Trading account securities	4,879	71	436	4,372
Mortgage loans held-for-sale	356,662	—	356,662	—
Mortgage servicing rights	8,762	—	—	8,762
Nonqualified deferred compensations assets	3,613	—	3,613	—
Derivative assets	18,670	—	18,670	—

Total	$1,888,888	$71	$1,818,294	$70,523

Derivative liabilities	$29,974	$—	$29,974	$—

The aggregate remaining contractual principal balance outstanding as of December 31, 2011 and 2010 for mortgage loans held- for-sale measured at fair value under ASC 825 was $300.0 million and $353.1 million, respectively, while the aggregate fair value of mortgage loans held-for-sale was $306.8 million and $356.7 million, respectively, as shown in the above tables. There were no nonaccrual loans or loans past due greater than 90 days and still accruing in the mortgage loans held-for-sale portfolio measured at fair value as of December 31, 2011 and 2010.

The changes in Level 3 assets measured at fair value on a recurring basis during the year ended December 31, 2011 are summarized as follows:

(Dollars in thousands)	U.S. Agencies	Municipal	Corporate notes and other debt	Mortgage- backed	Equity securities	Trading Account Securities	Mortgage servicing rights
Balance at January 1, 2011	$—	$16,416	$9,841	$2,460	$28,672	$4,372	$8,762
Total net gains (losses) included in:
Net income (1)	—	—	(274)	(53)	—	—	(2,062)
Other comprehensive income	—	77	—	—	(6,101)	—	—
Purchases	—	26,425	7,246	1,126	1,800	—	—
Issuances	—	—	—	—	—	—	—
Sales	—	(19,469)	—	—	—	(4,372)	—
Settlements	—	(1,230)	(333)	(116)	—	—	—
Net transfers into (out of) Level 3 (2)	—	1,992	(16,480)	(3,417)	(5,400)	—	—

Balance at December 31, 2011	$—	$24,211	$—	$—	$18,971	$—	$6,700

(1)	Income for Corporate notes and other debt, and mortgage-backed are recognized as a component of interest income on securities. Additionally, changes in the balance of mortgage servicing rights are recorded as a component of mortgage banking revenue in non-interest income.
(2)

The transfer of available for sale securities into Level 3 is the result of the use of significant inputs that are unobservable in the market due to limited activity or a less liquid market.

Transfers out of Level 3 result from the availability and use of observable market information that market participatnts would use in pricing these securities

Transfers into/out of Level 3 are recognized at the end of the reporting period.

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis during the year ended December 31, 2010 are summarized as follows:

(Dollars in thousands)	Municipal	Corporate notes and other debt	Mortgage- backed	Equity securities	Trading Account Securities	Mortgage servicing rights	Retained interests
Balance at January 1, 2010	$17,152	$51,194	$158,449	$26,800	$31,924	$6,745	$43,541
Total net gains (losses) included in:
Net income (1)	—	(35)	(7,947)	—	5,140	2,017	—
Other comprehensive income	—	1	2,520	(419)	—	—	—
Purchases, issuances, sales and settlements, net	3,551	(40,781)	(145,736)	2,291	(32,692)	—	(43,541)
Net transfers out of Level 3	(4,287)	(538)	(4,826)	—	—	—	—

Balance at December 31, 2010	$16,416	$9,841	$2,460	$28,672	$4,372	$8,762	$—

(1)	Income for Corporate notes, other debt and mortgage-backed is recognized as a component of interest income on securities. Income for trading account securities is recognized as a component of trading income in non-interest income and trading account securities interest income. Changes in the balance of mortgage servicing rights are recorded as a component of mortgage banking revenue in non-interest income.

Also, the Company may be required, from time to time, to measure certain other financial assets at fair value on a nonrecurring basis in accordance with GAAP. These adjustments to fair value usually result from application of lower of cost or market accounting or impairment charges of individual assets. For assets measured at fair value on a nonrecurring basis that were still held in the balance sheet at the end of the period, the following table provides the carrying value of the related individual assets or portfolios at December 31, 2011.

					Twelve Months Ended December 31, 2011 Fair Value
	December 31, 2011				Losses (Gains)
(Dollars in thousands)	Total	Level 1	Level 2	Level 3	Recognized
Impaired loans	$226,538	$—	$—	$226,538	$48,461
Other real estate owned	86,523	—	—	86,523	26,620
Mortgage loans held-for-sale, at lower of cost or market	13,686	—	13,686	—	(358)

Total	$326,747	$—	$13,686	$313,061	$74,723

Impaired loans — A loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due pursuant to the contractual terms of the loan agreement. A loan restructured in a troubled debt restructuring is an impaired loan according to applicable accounting guidance. Impairment is measured by estimating the fair value of the loan based on the present value of expected cash flows, the market price of the loan, or the fair value of the underlying collateral. Impaired loans are considered a fair value measurement where an allowance is established based on the fair value of collateral. Appraised values, which may require adjustments to market-based valuation inputs, are generally used on real estate collateral-dependant impaired loans.

Other real estate owned — Other real estate owned is comprised of real estate acquired in partial or full satisfaction of loans and is included in other assets. Other real estate owned is recorded at its estimated fair value less estimated selling costs at the date of transfer, with any excess of the related loan balance over the fair value less expected selling costs charged to the allowance for loan losses. Subsequent changes in value are reported as adjustments to the carrying amount and are recorded in other non-interest expense. Gains and losses upon sale, if any, are also charged to other non-interest expense. Fair value is generally based on third party appraisals and internal estimates and is therefore considered a Level 3 valuation.

Mortgage loans held-for-sale, at lower of cost or market — Fair value is based on either quoted prices for the same or similar loans, or values obtained from third parties, or is estimated for portfolios of loans with similar financial characteristics and is therefore considered a Level 2 valuation.

The Company is required under applicable accounting guidance to report the fair value of all financial instruments on the consolidated statements of condition, including those financial instruments carried at cost. The carrying amounts and estimated fair values of the Company's financial instruments as of the dates shown:

	At December 31, 2011		At December 31, 2010
(Dollars in thousands)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets:
Cash and cash equivalents	$169,704	$169,704	$172,580	$172,580
Interest bearing deposits with banks	749,287	749,287	865,575	865,575
Available-for-sale securities	1,291,797	1,291,797	1,496,302	1,496,302
Trading account securities	2,490	2,490	4,879	4,879
Brokerage customer receivables	27,925	27,925	24,549	24,549
Federal Home Loan Bank and Federal Reserve Bank stock, at cost	100,434	100,434	82,407	82,407
Mortgage loans held-for-sale, at fair value	306,838	306,838	356,662	356,662
Mortgage loans held-for-sale, at lower of cost or market	13,686	13,897	14,785	14,841
Total loans	11,172,745	11,590,729	9,934,239	10,088,429
Mortgage servicing rights	6,700	6,700	8,762	8,762
Nonqualified deferred compensation assets	4,299	4,299	3,613	3,613
Derivative assets	38,607	38,607	18,670	18,670
FDIC indemnification asset	344,251	344,251	118,182	118,182
Accrued interest receivable and other	147,207	147,207	137,744	137,744

Total financial assets	$14,375,970	$14,794,165	$13,238,949	$13,393,195

Financial Liabilities
Non-maturity deposits	$7,424,367	7,424,367	$5,925,761	$5,925,761
Deposits with stated maturities	4,882,900	4,917,740	4,877,912	4,925,403
Notes payable	52,822	52,822	1,000	1,000
Federal Home Loan Bank advances	474,481	507,368	423,500	440,644
Subordinated notes	35,000	35,000	50,000	50,000
Other borrowings	443,753	443,753	260,620	260,620
Secured borrowings owed to securitization investors	600,000	603,294	600,000	600,333
Junior subordinated debentures	249,493	185,199	249,493	183,818
Derivative liabilities	50,081	50,081	29,974	29,974
Accrued interest payable and other	12,952	12,952	15,518	15,518

Total financial liabilities	$14,225,849	$14,232,576	$12,433,778	$12,433,071

The following methods and assumptions were used by the Company in estimating fair values of financial instruments that were not previously disclosed.

Cash and cash equivalents. Cash and cash equivalents include cash and demand balances from banks, Federal funds sold and securities purchased under resale agreements. The carrying value of cash and cash equivalents approximates fair value due to the short maturity of those instruments.

Interest bearing deposits with banks. The carrying value of interest bearing deposits with banks approximates fair value due to the short maturity of those instruments.

Brokerage customer receivables. The carrying value of brokerage customer receivables approximates fair value due to the relatively short period of time to repricing of variable interest rates.

Loans held-for-sale, at lower of cost or market. Fair value is based on either quoted prices for the same or similar loans, or values obtained from third parties, or is estimated for portfolios of loans with similar financial characteristics.

Loans. Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are analyzed by type such as commercial, residential real estate, etc. Each category is further segmented by interest rate type (fixed and variable) and term. For variable-rate loans that reprice frequently, estimated fair values are based on carrying values. The fair value of residential loans is based on secondary market sources for securities backed by similar loans, adjusted for differences in loan characteristics. The fair value for other fixed rate loans is estimated by discounting scheduled cash flows through the estimated maturity using estimated market discount rates that reflect credit and interest rate risks inherent in the loan. The primary impact of credit risk on the present value of the loan portfolio, however, was accommodated through the use of the allowance for loan losses, which is believed to represent the current fair value of probable incurred losses for purposes of the fair value calculation.

FDIC indemnification asset. The fair value of the FDIC indemnification asset is based on the discounted value of cash flows to be received from the FDIC.

Accrued interest receivable and accrued interest payable. The carrying values of accrued interest receivable and accrued interest payable approximate market values due to the relatively short period of time to expected realization.

Deposit liabilities. The fair value of deposits with no stated maturity, such as non-interest bearing deposits, savings, NOW accounts and money market accounts, is equal to the amount payable on demand as of period-end (i.e. the carrying value). The fair value of certificates of deposit is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently in effect for deposits of similar remaining maturities.

Notes payable. The carrying value of notes payable approximates fair value due to the relatively short period of time to repricing of variable interest rates.

Federal Home Loan Bank advances. The fair value of Federal Home Loan Bank advances is obtained from the Federal Home Loan Bank which uses a discounted cash flow analysis based on current market rates of similar maturity debt securities to discount cash flows.

Subordinated notes. The carrying value of the subordinated notes payable approximates fair value due to the relatively short period of time to repricing of variable interest rates.

Other borrowings. The carrying value of other borrowings approximates fair value primarily due to the relatively short period of time to maturity or repricing. Other borrowings also includes the debt component of the Company's issuance of tangible equity units. The fair value of the debt component is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently in effect for debt securities of similar remaining maturities.

Junior subordinated debentures. The fair value of the junior subordinated debentures is based on the discounted value of contractual cash flows.